ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	September 30,	December 31,
	2022	2021
Accounts payable	$1,400,791	$1,344,631
Accrued interest	6,107,347	5,422,526
Accrued CEO compensation	837,000	874,500
Accrued CarbonMeta Research, Ltd Board of Directors fees	53,195	-
Accrued payroll	110,335	111,368
Deferred compensation to Chief Technology Officer of Company subsidiary, CoroWare Technologies, Inc.	230,993	230,993
Payroll taxes payable	1,998,735	1,998,735
Commissions payable	221,188	221,188
Accrued consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)	50,000	350,000
Accrued dividends on Series B Preferred Stock	15,969	15,969
License fee payable to Ecomena Limited	27,247	-
Other	47,316	71,954
Total	$11,100,116	$10,641,864

Accounts payable and accrued expenses consists of the following at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Accounts payable	$1,344,631	$1,327,167
Accrued interest	5,422,526	7,012,529
Accrued CEO compensation	874,500	750,000
Accrued payroll	111,368	111,368
Deferred compensation to Chief Technology Officer of Company subsidiary, CoroWare Technologies, Inc.	230,993	230,993
Payroll taxes payable	1,998,735	2,104,551
Commissions payable	221,188	221,188
Accrued consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)	350,000	-
Accrued dividends on Series B Preferred Stock	15,969	15,969
Credit cards payable	-	81,048
Other	71,954	89,561
Total	$10,641,864	$11,944,374

SCHEDULE OF INFORMATION ABOUT LIABILITIES
September 30,
2022
CarbonMeta Technologies, Inc.	$197,657
CoroWare Technologies, Inc.	1,156,327
CoroWare Robotics Solutions, Inc.	34,353
Carbon Source, Inc.	3,197
AriCon, LLC	9,257
Total	$1,400,791

December 31,
2021
CarbonMeta Technologies, Inc.	$139,409
CoroWare Technologies, Inc.	1,156,327
CoroWare Robotics Solutions, Inc.	34,353
CoroWare Treasury, Inc.	5,285
AriCon, LLC	9,257
Total	$1,344,631